Income taxes (Details Narrative)	6 Months Ended				12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Taxable income	$ (55,466)			$ (4,274)
Profits tax rates value			$ 2,000,000
Percentage of profits tax rates	8.25%	8.25%	8.25%
Income tax profits above value			$ 2,000,000
Income tax profits above value	16.50%	16.50%	16.50%
Operating losses carry forward	$ 4,000,000.0				$ 3,600,000
Allowance on deferred tax assets on operating losses	873,627				820,114
Malaysia Subsidiaries [Member]
Allowance on deferred tax assets on operating losses	$ 900,000				$ 800,000
SINGAPORE
Income tax description	the partial tax exemption regime, 75% of the first approximately $8,000 (SGD 10,000) of chargeable income and 50% of the next approximately $144,000 (SGD 190,000) of chargeable income are exempt from income tax	the partial tax exemption regime, 75% of the first approximately $8,000 (SGD 10,000) of chargeable income and 50% of the next approximately $144,000 (SGD 190,000) of chargeable income are exempt from income tax	the partial tax exemption regime, 75% of the first approximately $8,000 (SGD 10,000) of chargeable income and 50% of the next approximately $144,000 (SGD 190,000) of chargeable income are exempt from income tax
Foreign income tax rate	75.00%	75.00%	75.00%
SINGAPORE | 75% [Member]
Taxable income	$ 8,000	$ 10,000
SINGAPORE | 50% [Member]
Taxable income	$ 144,000	$ 190,000
MALAYSIA
Foreign income tax rate					24.00%
PRC [Member]
Foreign income tax rate	25.00%	25.00%	25.00%